Financial Assets and Liabilities	9 Months Ended
Sep. 30, 2023
Text block [abstract]
Financial Assets and Liabilities
8.	Financial Assets and Liabilities
Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of September 30, 2023 and December 31, 2022:

	September 30, 2023
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	5,889,985	Ps.	—	Ps.	68,627,966
Accounts receivable from subscribers, distributors, contractual assets and other		163,010,399		—		—
Related parties		1,395,450		—		—
Derivative financial instruments		—		1,779,953		—

Total current assets		170,295,834		1,779,953		68,627,966

Debt instruments at fair value through OCI		—		—		14,510,542

Total	Ps.	170,295,834	Ps.	1,779,953	Ps.	83,138,508

Financial Liabilities:
Debt	Ps.	507,043,629	Ps.	—	Ps.	—
Liability related to right-of-use of assets		131,467,840		—		—
Accounts payable		169,397,530		—		—
Related parties		6,037,132		—		—
Derivative financial instruments		—		24,499,284		—

Total	Ps.	813,946,131	Ps.	24,499,284	Ps.	—

	December 31, 2022
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	—	Ps.	—	Ps.	88,428,111
Accounts receivable from subscribers, distributors, contractual assets and other		161,201,512		—		—
Related parties		2,287,213		—		—
Derivative financial instruments		—		2,602,680		—

Total current assets		163,488,725		2,602,680		88,428,111

Debt instruments at fair value through OCI		—		—		6,981,149

Total	Ps.	163,488,725	Ps.	2,602,680	Ps.	95,409,260

Financial Liabilities:
Debt	Ps.	510,589,480	Ps.	—	Ps.	—
Liability related to right-of-use of assets		134,148,811		—		—
Accounts payable		174,472,769		—		—
Related parties		7,224,218		—		—
Derivative financial instruments		—		25,331,346		—

Total	Ps.	826,435,278	Ps.	25,331,346	Ps.	—

Fair value hierarchy
The Company’s valuation techniques used to determine and disclose the fair value of its financial instruments are based on the following hierarchy:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: Variables other than quoted prices in Level 1 that are observable for the asset or liability, either directly (prices) or indirectly (derived from prices); and

Level 3: Variables used for the asset or liability that are not based on any observable market data
(non-observable
variables).
The fair value for the financial assets (excluding cash and cash equivalents) and financial liabilities shown in the interim condensed consolidated statements of financial position at September 30, 2023 and December 31, 2022 is as follow:

	Measurement of fair value at September 30, 2023
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	68,627,966	Ps.	—		Ps.5,889,985		Ps.74,517,951
Derivative financial instruments		—		1,779,953		—		1,779,953
Revalued of assets		—		—		27,812,945		27,812,945
Pension plan assets		191,871,841		14,298,222		35,860		206,205,923

Total current assets		260,499,807		16,078,175		33,738,790		310,316,772
Debt instruments at fair value through OCI		5,032,597		9,477,945		—		14,510,542

Total	Ps.	265,532,404	Ps.	25,556,120	Ps.	33,738,790	Ps.	324,827,314

Liabilities:
Debt	Ps.	349,654,882	Ps.	127,557,171	Ps.	—	Ps.	477,212,053
Liability related to right-of-use of assets		131,467,840		—		—		131,467,840
Derivative financial instruments		—		24,499,284		—		24,499,284

Total	Ps.	481,122,722	Ps.	152,056,455	Ps.	—	Ps.	633,179,177

	Measurement of fair value at December 31, 2022
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	88,428,111	Ps.	—	Ps.	—	Ps.	88,428,111
Derivative financial instruments		—		2,602,680		—		2,602,680
Revalued of assets		—		—		38,353,719		38,353,719
Pension plan assets		192,829,688		15,657,661		39,270		208,526,619

Total current assets		281,257,799		18,260,341		38,392,989		337,911,129

Debt instruments at fair value through OCI		—		6,981,149		—		6,981,149

Total	Ps.	281,257,799	Ps.	25,241,490	Ps.	38,392,989	Ps.	344,892,278

Liabilities:
Debt	Ps.	371,709,395	Ps.	116,848,635	Ps.	—	Ps.	488,558,030
Liability related to right-of-use of assets		134,148,811		—		—		134,148,811
Derivative financial instruments		—		25,331,346		—		25,331,346

Total	Ps.	505,858,206	Ps.	142,179,981	Ps.	—	Ps.	648,038,187

Fair value of derivative financial instruments is valued using valuation techniques with market observable inputs. To determine its Level 2 fair value, the Company applies different valuation techniques including forward pricing and swaps models, using present value calculations. The models incorporate various inputs including credit quality of counterparties, foreign exchange spot and forward rates and interest rate curves. Fair value of debt Level 2 has been determined using a model based on present value calculation incorporating credit quality of AMX. The fair value of VTR bonds in AMX B.V. as debt instruments at fair value through OCI, were classified as Level 1 as they are listed on the regulated market. The Company’s investment in equity investments at fair value, specifically the investment in KPN N.V.and Verizon, is valued using the quoted prices (unadjusted) in active markets for identical assets. The net realized loss related to derivative financial instruments for the nine-months period ended September 30, 2023 and 2022 was
Ps. (9,051,611) and Ps. (1,444,143) respectively.
The fair value of the asset revaluation was calculated using valuation techniques, using observable market data and internal information on transactions carried out with independent third parties. To determine fair value, we use level 2 and 3 information, the Company used inputs such as average rents, contract term and discount rates for discounted flow modeling techniques; in the case of discount rates, we use level 2 data where the information is public and is found in recognized databases, such as country risks, inflation, etc. In the case of average rents and contract terms, we use level 3 data, where the information is mainly internal based on lease contracts entered into with independent third parties.
For the nine-months period ended September 30, 2023, and 2022, no transfers were made between Level 1, Level 2 and Level 3 fair value measurement hierarchies.